Securities	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Securities
Securities

The amortized cost and fair value of securities are summarized in the following tables:

	December 31, 2011
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$22,500	$58	$—	$22,558
Residential mortgage-backed securities	21,087	325	—	21,412
Agency collateralized mortgage obligations	519,167	9,171	(175)	528,163
Private-label collateralized mortgage obligations	24,974	—	(1,968)	23,006
Corporate debt securities	19,952	—	(1,632)	18,320
Total	$607,680	$9,554	$(3,775)	$613,459
Held to Maturity:
U.S. Government agency securities	$97,750	$88	$—	$97,838
Residential mortgage-backed securities	37,658	2,769	—	40,427
Agency collateralized mortgage obligations	45,122	840	(1)	45,961
Corporate debt securities	15,000	—	(484)	14,516
Municipal securities	1,105	10	—	1,115
Total	$196,635	$3,707	$(485)	$199,857

	December 31, 2010
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$22,500	$—	$(1,091)	$21,409
Residential mortgage-backed securities	2,383	3	—	2,386
Agency collateralized mortgage obligations	388,414	2,025	(7,225)	383,214
Private-label collateralized mortgage obligations	33,246	—	(2,243)	31,003
Total	$446,543	$2,028	$(10,559)	$438,012
Held to Maturity:
U.S. Government agency securities	$140,000	$—	$(6,408)	$133,592
Residential mortgage-backed securities	48,497	2,727	(311)	50,913
Agency collateralized mortgage obligations	29,079	878	(209)	29,748
Corporate debt securities	10,000	—	(51)	9,949
Total	$227,576	$3,605	$(6,979)	$224,202

The amortized cost and fair value of debt securities by contractual maturity at December 31, 2011 are shown in the table that follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$—	$—	$—	$—
Due after one year through five years	—	—	15,000	14,516
Due after five years through ten years	19,952	18,320	12,750	12,751
Due after ten years	22,500	22,558	86,105	86,202
	42,452	40,878	113,855	113,469
Residential mortgage-backed securities	21,087	21,412	37,658	40,427
Agency collateralized mortgage obligations	519,167	528,163	45,122	45,961
Private-label collateralized mortgage obligations	24,974	23,006	—	—
Total	$607,680	$613,459	$196,635	$199,857

During 2011, the Company sold a total of 13 securities with a combined fair market value of $126.2 million. All of the securities were U.S. agency collateralized mortgage obligations (CMOs). The Company realized net pretax gains of $350,000, with related tax expense of $119,000, on the combined sales. Of this total, 12 securities with a combined fair market value of $125.3 million had been classified as available for sale. One agency mortgage-backed security (MBS) with a fair market value of $852,000 had been classified as held to maturity, however, its current par value had paid down to less than 9% of its original par value, below the 15% threshold,  so it could be sold without tainting the remaining HTM portfolio. Also during 2011, the Company had three agency debentures totaling $60.0 million called at par. The bonds had a combined market value of $60.0 million and no gain or loss was realized.

During 2010, the Company sold a total of 56 securities with a combined fair market value of $296.2 million and realized a net pretax gain of $2.8 million. The securities sold included 23 private-label CMOs with a combined fair market value of $62.6 million; 13 agency CMOs with a fair market value of $138.1 million; 18 residential MBSs with a combined fair market value of $74.5 million and two agency debentures with a combined fair market value of $21.0 million. Of this total, 53 securities with a combined fair market value of $292.9 million had been classified as available for sale. Two agency MBSs with a combined fair market value of $440,000 had been classified as held to maturity, however, their current par value had fallen to less than 15% of their original par value and could be sold without tainting the remaining HTM portfolio. One private-label CMO with a fair market value of $2.9 million had been classified as held to maturity. Previously, the Company had recognized an OTTI charge due to a projected credit loss of $3,000 and this deterioration in creditworthiness was the basis for selling the security without tainting the remaining HTM portfolio. Also during 2010, the Company had ten agency debentures and four municipal bonds called at par. The bonds had a combined market value of $106.6 million.

In 2009, the Company sold a total of 65 MBSs with a combined fair market value of $49.5 million. Of this total, 42 securities had been classified as available for sale with a combined carrying value of $44.7 million. The Company realized proceeds of $46.1 million for net pretax gains of $1.4 million. The securities sold also included 23 MBSs with a combined fair market value of $3.4 million and a carrying value of $3.2 million that had been classified as held to maturity and were sold due to their small remaining size. In every case, the current face had fallen below 15% of the original purchase amount. A pretax gain of $170,000 was recognized on the sale of securities classified as held to maturity. Also during 2009, the Company had a total of $41.5 million of agency debentures called, at par, by their issuing agencies. Of this total, $5.0 million were classified as available for sale and $36.5 million were classified as held to maturity. All of the securities were carried at par.

The Company does not maintain a trading portfolio and there were no transfers of securities between the AFS and HTM portfolios. The Company uses the specific identification method to record security sales.

At December 31, 2011 and 2010, securities with a carrying value of $621.6 million and $437.6 million, respectively, were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table summarizes the Company's gains and losses on the sales or calls of debt securities and losses recognized for the OTTI of investments:

(in thousands)	Gross Realized Gains	Gross Realized (Losses)	OTTI Credit Losses	Net Gains (Losses)
Years Ended:
December 31, 2011	$983	$(633)	$(324)	$26
December 31, 2010	6,690	(3,889)	(962)	1,839
December 31, 2009	1,581	(10)	(2,341)	(770)

In determining fair market values for its portfolio holdings, the Company receives information from a third party provider which Management evaluates and corroborates. Under the current guidance, these values are considered Level 2 inputs, based upon mathematically derived matrix pricing and observed data from similar assets.  They are not Level 1 direct quotes, nor do they reflect Level 3 inputs that would be derived from internal analysis or judgment. As the Company does not manage a trading portfolio and typically only sells from its AFS portfolio in order to manage interest rate risk or credit exposure, direct quotes, or street bids, are warranted on an as-needed basis only.

The following tables show the fair value and gross unrealized losses associated with the Company's investment portfolio, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Agency CMOs	$49,793	$(175)	$—	$—	$49,793	$(175)
Private-label CMOs	6,017	(268)	16,989	(1,700)	23,006	(1,968)
Corporate debt securities	18,320	(1,632)	—	—	18,320	(1,632)
Total	$74,130	$(2,075)	$16,989	$(1,700)	$91,119	$(3,775)
Held to Maturity:
U.S. Government agency securities	$—	$—	$—	$—	$—	$—
Agency CMOs	1,312	(1)	—	—	1,312	(1)
Corporate debt securities	14,516	(484)	—	—	14,516	(484)
Total	$15,828	$(485)	$—	$—	$15,828	$(485)

	December 31, 2010
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$21,409	$(1,091)	$—	$—	$21,409	$(1,091)
Agency CMOs	261,330	(7,216)	9,092	(9)	270,422	(7,225)
Private-label CMOs	2,644	(9)	28,359	(2,234)	31,003	(2,243)
Total	$285,383	$(8,316)	$37,451	$(2,243)	$322,834	$(10,559)
Held to Maturity:
U.S. Government agency securities	$133,592	$(6,408)	$—	$—	$133,592	$(6,408)
Residential MBSs	7,287	(311)	—	—	7,287	(311)
Agency CMOs	7,957	(209)	—	—	7,957	(209)
Corporate debt securities	9,949	(51)	—	—	9,949	(51)
Total	$158,785	$(6,979)	$—	$—	$158,785	$(6,979)

The Company's investment securities portfolio consists primarily of U.S. Government agency securities, U.S. Government sponsored agency mortgage-backed obligations, private-label CMOs and corporate bonds of the financial sector. The Company considers securities of the U.S. Government sponsored agencies and the U.S. Government MBSs to have little credit risk because their principal and interest payments are backed by an agency of the U.S. Government.

The unrealized losses in the Company's investment portfolio at December 31, 2011 were associated with three distinct types of securities. The first type, those backed by the U.S. Government or one of its agencies,  includes seven government agency sponsored CMOs. Management believes that the unrealized losses on these investments were primarily caused by the movement of interest rates and notes the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Secondly, the Company owns five investment-grade corporate bonds that were in an unrealized loss position as of December 31, 2011. Due to their structure and credit rating, the Company does not anticipate incurring any credit-related losses on these bonds. Because management believes the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold those investments until a recovery of fair value, which may be maturity, the Company does not consider any of these investments to be other-than-temporarily impaired at December 31, 2011.

The third type of security in the Company's investment portfolio with unrealized losses at December 31, 2011 is private-label CMOs. Private-label CMOs are not backed by the full faith and credit of the U.S. Government nor are their principal and interest payments guaranteed. Historically, most private-label CMOs have carried a AAA bond rating on the underlying issuer, however, the subprime mortgage problems and decline in the residential housing market in the U.S. in recent years have led to ratings downgrades and subsequent OTTI of many CMOs. As of December 31, 2011, Metro owned eight such non-agency CMO securities in its investment portfolio with a total carrying value of $23.0 million. Management performs no less than quarterly assessments of these securities for OTTI to determine what, if any, portion of the impairment may be credit related. As part of this process, management asserts that (a) we do not have the intent to sell the securities and (b) it is more likely than not we will not be required to sell the securities before recovery of the Company's cost basis. This assertion is based, in part, upon the most recent liquidity analysis prepared for the Company's Asset/Liability Committee (ALCO) which indicates if the Company has sufficient excess funds to consider the potential purchase of investment securities and sufficient unused borrowing capacity available to meet any potential outflows. Furthermore, the Company knows of no contractual or regulatory obligations that would require these bonds to be sold.

Next, in order to bifurcate the impairment into its components, the Company uses the Bloomberg analytical service to analyze each individual security. The Company looks at the overall bond ratings as well as specific, underlying characteristics such as pool factor, weighted-average coupon, weighted-average maturity, weighted-average life, loan to value, delinquencies, credit score, prepayment speeds, geographic concentration, etc. Using reported data for prepayment speeds, default rates, loss severity rates and lag times, the Company analyzes each bond under a variety of scenarios. As the results may vary depending upon the historic time period analyzed, the Company uses this information for the purpose of managing the investment portfolio and its inherent risk. However, the Company reports it findings based upon the three month data points for Constant Prepayment Rate (CPR) speed, default rate and loss severity as it believes this time point best captures both current and historic trends. For management purposes, the Company also analyzes each bond using an assumed, projected default rate based upon each pool's most recent level of 90-day delinquencies, bankruptcies and foreclosed real estate. This projected analysis also assumes loss severity percentages subjectively assigned to each pool based upon credit ratings.

When the analysis shows a bond to have no projected loss, there is considered to be no credit-related loss. When the analysis shows a bond to have a projected loss, a cash flow projection is created, including the projected loss, for the duration of the bond. This projection is then used to calculate the present value of the cash flows expected to be collected and compared to the amortized cost basis. The difference between these two figures is recognized as the amount of OTTI due to credit loss. The difference between the total impairment and this credit loss portion is determined to be the amount related to all other factors. The amount of impairment related to credit loss is to be recognized in current earnings while the amount of impairment related to all other factors is to be recognized in other comprehensive income.

Using this method, the Company determined that at December 31, 2011, a total of six private-label CMOs had losses attributable to credit. This was due to a number of factors including the bonds' credit ratings and rising trends for delinquencies, bankruptcies and foreclosures on the underlying collateral. Of the six bonds, one no longer indicated a loss position as of December 31, 2011 while the present value of the cash flows for four of the remaining five bonds was greater than the carrying value and no further write-downs were required. For the sixth bond, the present value of its cash flows was less than its carrying value and therefore a write-down of $9,000 was required as of December 31, 2011. In total, for the year ended December 31, 2011, the Company recognized $324,000 of losses on four private-label CMOs related to credit issues and did not recapture any of the previous write-downs.

The tables below rolls forward the cumulative life to date credit losses which have been recognized in earnings for the private-label CMOs previously mentioned for the years ended December 31, 2011, 2010 and 2009, respectively:

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2011	$2,625	$—	$2,625
Additions for which OTTI was not previously recognized	—	—	—
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	324	—	324
Cumulative OTTI credit losses recognized for securities still held at December 31, 2011	$2,949	$—	$2,949

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2010	$2,338	$3	$2,341
Additions for which OTTI was not previously recognized	675	—	675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	287	—	287
Reduction due to credit impaired security sold	(675)	(3)	(678)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2010	$2,625	$—	$2,625

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2009	$—	$—	$—
Additions for which OTTI was not previously recognized	2,338	3	2,341
Cumulative OTTI credit losses recognized for securities still held at December 31, 2009	$2,338	$3	$2,341